Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000176380
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Investor Shares
Trading Symbol	GQGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$115	1.18%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Investor Shares	-4.29%	11.52%	8.11%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,776,341,497
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 196,929,141
InvestmentCompanyPortfolioTurnover	97.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176381
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Institutional Shares	-4.06%	11.76%	8.34%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,776,341,497
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 196,929,141
InvestmentCompanyPortfolioTurnover	97.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176382
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	R6 Shares
Trading Symbol	GQGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$96	0.98%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, R6 Shares	-4.11%	11.76%	8.34%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 21,776,341,497
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 196,929,141
InvestmentCompanyPortfolioTurnover	97.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000210821
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Investor Shares	1.67%	16.56%	13.14%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,533,163,435
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 21,323,335
InvestmentCompanyPortfolioTurnover	184.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210820
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Institutional Shares	1.84%	16.78%	13.34%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,533,163,435
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 21,323,335
InvestmentCompanyPortfolioTurnover	184.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000210819
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, R6 Shares	1.84%	16.77%	13.33%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,533,163,435
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 21,323,335
InvestmentCompanyPortfolioTurnover	184.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund
C000204822
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Investor Shares	4.32%	19.26%	15.32%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,368,939,563
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,663,727
InvestmentCompanyPortfolioTurnover	240.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204821
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Institutional Shares	4.57%	19.44%	15.50%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,368,939,563
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,663,727
InvestmentCompanyPortfolioTurnover	240.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000204820
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, R6 Shares	4.58%	19.45%	15.51%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,368,939,563
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,663,727
InvestmentCompanyPortfolioTurnover	240.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund
C000228650
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Investor Shares	7.89%	9.11%
MSCI ACWI Index (Net) (USD)*	7.15%	5.46%
MSCI ACWI Value (NR) (USD)	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)	8.25%	4.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 126,662,542
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 594,594
InvestmentCompanyPortfolioTurnover	140.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Japan	2.1%
United Arab Emirates	2.5%
Germany	2.9%
Switzerland	3.0%
Spain	4.5%
Canada	4.7%
France	5.8%
Brazil	6.5%
India	6.6%
United Kingdom	7.8%
Italy	8.6%
United States	39.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	6.3%
Philip Morris International	6.3%
Verizon Communications	5.0%
Petroleo Brasileiro ADR	4.3%
Enbridge	3.3%
American Electric Power	3.1%
Altria Group	3.1%
International Business Machines	2.7%
Enel	2.6%
Progressive	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners Global Quality Dividend Income Fund to GQG Partners Global Quality Value Fund.

  The advisory fee was reduced.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228651
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Institutional Shares	8.10%	9.20%
MSCI ACWI Index (Net) (USD)*	7.15%	5.46%
MSCI ACWI Value (NR) (USD)	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)	8.25%	4.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 126,662,542
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 594,594
InvestmentCompanyPortfolioTurnover	140.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Japan	2.1%
United Arab Emirates	2.5%
Germany	2.9%
Switzerland	3.0%
Spain	4.5%
Canada	4.7%
France	5.8%
Brazil	6.5%
India	6.6%
United Kingdom	7.8%
Italy	8.6%
United States	39.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	6.3%
Philip Morris International	6.3%
Verizon Communications	5.0%
Petroleo Brasileiro ADR	4.3%
Enbridge	3.3%
American Electric Power	3.1%
Altria Group	3.1%
International Business Machines	2.7%
Enel	2.6%
Progressive	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners Global Quality Dividend Income Fund to GQG Partners Global Quality Value Fund.

  The advisory fee was reduced.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/global-quality-value-fund
C000228652
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Investor Shares	12.58%	6.76%
MSCI ACWI ex USA Index (NR) (USD)*	6.09%	1.70%
MSCI ACWI ex USA Value Index (NR) (USD)	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)	14.02%	6.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 429,656,815
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,582,317
InvestmentCompanyPortfolioTurnover	88.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Canada	3.3%
United Arab Emirates	3.5%
Spain	3.8%
Switzerland	3.9%
Taiwan	4.8%
United States	7.5%
Germany	7.6%
Brazil	8.1%
Italy	8.6%
France	9.1%
India	10.0%
United Kingdom	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.2%
British American Tobacco	5.0%
Deutsche Telekom	4.1%
Taiwan Semiconductor Manufacturing ADR	3.4%
Enbridge	3.3%
Petroleo Brasileiro ADR	2.8%
BNP Paribas	2.7%
Tokio Marine Holdings	2.6%
TotalEnergies	2.5%
Adani Ports & Special Economic Zone	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners International Quality Dividend Income Fund to GQG Partners International Quality Value Fund.

  The advisory fee was reduced.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228653
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Institutional Shares	12.78%	6.85%
MSCI ACWI ex USA Index (NR) (USD)*	6.09%	1.70%
MSCI ACWI ex USA Value Index (NR) (USD)	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)	14.02%	6.88%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 429,656,815
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,582,317
InvestmentCompanyPortfolioTurnover	88.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Canada	3.3%
United Arab Emirates	3.5%
Spain	3.8%
Switzerland	3.9%
Taiwan	4.8%
United States	7.5%
Germany	7.6%
Brazil	8.1%
Italy	8.6%
France	9.1%
India	10.0%
United Kingdom	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.2%
British American Tobacco	5.0%
Deutsche Telekom	4.1%
Taiwan Semiconductor Manufacturing ADR	3.4%
Enbridge	3.3%
Petroleo Brasileiro ADR	2.8%
BNP Paribas	2.7%
Tokio Marine Holdings	2.6%
TotalEnergies	2.5%
Adani Ports & Special Economic Zone	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners International Quality Dividend Income Fund to GQG Partners International Quality Value Fund.

  The advisory fee was reduced.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-value-fund
C000228654
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Investor Shares
Trading Symbol	GQHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Investor Shares	11.78%	11.52%
S&P 500 Index (TR)*	8.25%	9.01%
MSCI USA Value (NR) (USD)	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)	6.98%	6.40%
Russell 1000 Index (USD)	7.82%	8.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 210,161,885
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 681,119
InvestmentCompanyPortfolioTurnover	146.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.9%
Health Care	10.7%
Communication Services	12.8%
Utilities	17.6%
Financials	17.6%
Energy	17.9%
Consumer Staples	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.0%
AT&T	6.9%
Verizon Communications	5.9%
HSBC Holdings ADR	4.5%
CME Group, Cl A	4.1%
American Electric Power	4.0%
Enbridge	4.0%
Altria Group	4.0%
ONEOK	3.8%
Cigna Group	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners US Quality Dividend Income Fund to GQG Partners US Quality Value Fund.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
C000228655
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	GQHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Institutional Shares	11.90%	11.61%
S&P 500 Index (TR)*	8.25%	9.01%
MSCI USA Value (NR) (USD)	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)	6.98%	6.40%
Russell 1000 Index (USD)	7.82%	8.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 210,161,885
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 681,119
InvestmentCompanyPortfolioTurnover	146.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.9%
Health Care	10.7%
Communication Services	12.8%
Utilities	17.6%
Financials	17.6%
Energy	17.9%
Consumer Staples	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.0%
AT&T	6.9%
Verizon Communications	5.9%
HSBC Holdings ADR	4.5%
CME Group, Cl A	4.1%
American Electric Power	4.0%
Enbridge	4.0%
Altria Group	4.0%
ONEOK	3.8%
Cigna Group	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners US Quality Dividend Income Fund to GQG Partners US Quality Value Fund.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-value-fund